SCHEDULE 1-RENESOLA LTD CONDENSED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2016
SCHEDULE 1-RENESOLA LTD CONDENSED FINANCIAL STATEMENTS [Abstract]
SCHEDULE 1-RENESOLA LTD CONDENSED FINANCIAL STATEMENTS
SCHEDULE 1-RENESOLA LTD CONDENSED FINANCIAL STATEMENTS
(Amounts expressed in U.S. dollars)
RENESOLA LTD
BALANCE SHEETS

	As of December 31,
	2015	2016
ASSETS
Current assets:
Cash and cash equivalents	$10,181,328	$22,143
Prepaid expenses and other current assets	257,933	357,822
Deferred convertible notes issue costs-current	34,660	-

Total current assets	10,473,921	379,965
Investment in subsidiaries	213,430,832	170,945,179
Total assets	$223,904,753	$171,325,144

LIABILITIES AND EQUITY
Current liabilities:
Amount due to subsidiaries	$84,821,631	$105,028,653
Other current liabilities	333,237	57,238
Warrant liabilities	577,500	-
Convertible notes payable-current	26,145,000	-

Total current liabilities	111,877,368	105,085,891
Income tax payable	93,473	93,473

Total liabilities	111,970,841	105,179,364

Equity:
Common shares (500,000,000 shares; no par value shares authorized at December 31, 2015 and 2016; 203,331,288shares issued and 203,205,688 shares outstanding at December 31, 2015; 202,478,702 shares issued and 200,538,902 shares outstanding at December 31, 2016)	477,964,702	477,171,487
Treasury stock	-	(513,137)
Additional paid-in capital	7,669,350	8,229,330
Accumulated loss	(435,276,897)	(469,975,148)
Accumulated other comprehensive income	61,576,757	51,233,248

Total equity	111,933,912	66,145,780

Total Liabilities and Equity	$223,904,753	$171,325,144

SCHEDULE 1-RENESOLA LTD CONDENSED FINANCIAL STATEMENTS
(Amounts expressed in U.S. dollars except number of shares and per share data)
RENESOLA LTD
STATEMENTS OF INCOME

	Year ended December 31,
	2014	2015	2016
Operating expenses(income):
Sales and marketing	71,669	40,469	11,005
General and administrative	4,180,518	2,745,035	2,063,865
Research and development	9,189	-	-
Other operating income	(2,582,694)	-	-

Total operating expenses	1,678,682	2,785,504	2,074,870

Loss from operations	(1,678,682)	(2,785,504)	(2,074,870)
Non-operating income(expense):
Interest income	228	194	140
Interest expense	(5,631,282)	(3,361,077)	(1,285,370)
Foreign exchange gains (losses)	(26,628)	(76,586)	14,437
Gains on derivative, net	7,202,205	7,784,352	-
Gains on repurchase of convertible notes	7,048,188	13,693,269	212,056
Fair value change of warrant liability	7,455,000	1,312,500	577,500

Income(loss) before income taxes and equity in earnings of subsidiaries	14,295,000	16,505,835	(2,556,107)
Income tax benefit	-	-	-
Equity in losses of subsidiaries	(47,999,050)	(21,642,270)	(32,142,144)

Net loss	$(33,630,021)	$(5,075,122)	$(34,698,251)

STATEMENTS OF COMPREHENSIVE LOSS
(Amounts expressed in U.S. dollars)

	Year ended December 31,
	2014	2015	2016
Net loss	$(33,630,021)	$(5,075,122)	$(34,698,251)

Other comprehensive loss:
Foreign currency translation adjustment	(2,533,628)	(19,503,275)	(10,343,509)

Other comprehensive loss	(2,533,628)	(19,503,275)	(10,343,509)

Comprehensive loss	$(36,163,649)	$(24,578,397)	$(45,041,760)

SCHEDULE 1-RENESOLA LTD CONDENSED FINANCIAL STATEMENTS
(Amounts expressed in U.S. dollars)
RENESOLA LTD
STATEMENTS OF CASH FLOWS

	Year ended December 31,
	2014	2015	2016
Net loss	$(33,630,021)	$(5,075,122)	$(34,698,251)
Equity in losses of subsidiaries	47,999,050	21,642,270	32,142,144
Adjustments to reconcile net income to net cash used in operating activities:
Amortization of deferred convertible notes issue costs and premium	933,152	764,527	32,935
Gains from repurchase of convertible bond	(7,048,188)	(13,693,269)	(212,056)
Share-based compensation	2,166,097	1,466,181	746,980
Gains on derivatives	(7,202,205)	(7,784,352)	-
Fair value change of warrant liability	(7,455,000)	(1,312,500)	(577,500)
Changes in assets and liabilities :
Other long-term assets	(158,952)	-	-
Prepaid expenses and other current assets	313,310	(257,933)	(99,889)
Other current liabilities	(536,417)	(1,067,521)	(275,999)
Other long-term liabilities	(2,582,694)	-	-

Net cash used in operating activities	(7,201,868)	(5,317,719)	(2,941,636)

Investing activities:
Investment in subsidiaries	(15,623)	(33,783)	-
Net cash received from settlement of derivatives	4,960,574	9,078,226	-

Net cash provided by (used in) investing activities	4,944,951	9,044,443	-

Financing activities:
Proceeds from exercise of share option	362,801	640,680	-
Cash paid for repurchase of convertible notes	(9,809,860)	(54,376,600)	(25,931,219)
Cash paid for ADS repurchase	-	(812,184)	(1,493,352)
Receipt of loan from subsidiaries	11,999,596	59,675,011	20,207,022

Net cash provided by (used in)financing activities	2,552,537	5,126,907	(7,217,549)

Net (decrease) increase in cash and cash equivalents	295,620	8,853,631	(10,159,185)
Cash and cash equivalents, beginning of year	$1,032,077	$1,327,697	$10,181,328
Cash and cash equivalents, end of year	$1,327,697	$10,181,328	$22,143

SCHEDULE 1-RENESOLA LTD CONDENSED FINANCIAL STATEMENTS
(Amounts expressed in U.S. dollars, unless otherwise stated)

Note to Schedule 1

Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The condensed financial information has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. The footnote disclosure certain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the accompanying Consolidated Financial Statements.